Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2024